JPMorgan Diversified Return International Equity ETF
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2022.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Australia — 10.5%
AGL Energy Ltd.	487,716	2,872,499
Altium Ltd.	37,618	830,711
Alumina Ltd.	1,366,140	1,483,947
Ampol Ltd.	110,572	2,619,618
Ansell Ltd.	106,045	1,946,950
APA Group	342,061	2,804,679
Aurizon Holdings Ltd.	234,468	663,614
Australia & New Zealand Banking Group Ltd. *	1,898	30,674
Australia & New Zealand Banking Group Ltd.	28,472	460,143
BHP Group Ltd.	81,875	2,240,539
BlueScope Steel Ltd.	76,296	896,202
Charter Hall Group, REIT	63,240	571,506
Cochlear Ltd.	7,488	1,128,643
Coles Group Ltd.	229,333	3,020,394
CSL Ltd.	13,962	2,842,900
CSR Ltd.	530,046	1,701,081
Dexus, REIT	407,527	2,738,585
Endeavour Group Ltd.	48,147	268,248
Fortescue Metals Group Ltd.	154,655	1,990,187
Glencore plc *	476,146	2,698,653
GPT Group (The), REIT	773,498	2,488,497
Harvey Norman Holdings Ltd.	492,931	1,438,441
Incitec Pivot Ltd.	184,531	470,156
JB Hi-Fi Ltd.	66,615	1,972,497
Lottery Corp. Ltd. (The) *	644,074	2,043,066
Macquarie Group Ltd.	2,628	336,340
Metcash Ltd.	704,852	2,054,600
Mirvac Group, REIT	1,040,848	1,576,870
Origin Energy Ltd.	511,754	2,148,529
Ramsay Health Care Ltd.	52,244	2,580,947
REA Group Ltd.	664	58,581
Rio Tinto Ltd.	33,562	2,325,328
Rio Tinto plc	42,478	2,564,377
Santos Ltd.	509,780	2,650,030
Sonic Healthcare Ltd.	115,851	2,789,868
South32 Ltd.	659,034	1,796,273
Stockland, REIT	221,932	601,366
Tabcorp Holdings Ltd.	1,045,122	729,056
Telstra Corp. Ltd.	832,465	2,275,136
TPG Telecom Ltd.	94,327	420,892
Treasury Wine Estates Ltd.	21,576	185,986
Vicinity Centres, REIT	480,554	703,145
Wesfarmers Ltd.	77,378	2,535,330
Whitehaven Coal Ltd.	227,073	999,775
WiseTech Global Ltd.	21,408	758,156
Woodside Petroleum Ltd.	122,316	2,761,960
Woolworths Group Ltd.	116,168	3,056,274
		78,131,249

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Austria — 0.5%
Mondi plc	125,527	2,382,155
OMV AG	32,977	1,404,489
		3,786,644
Belgium — 0.5%
D'ieteren Group	2,487	408,182
Etablissements Franz Colruyt NV	6,328	174,817
Groupe Bruxelles Lambert SA	13,570	1,201,150
Proximus SADP	114,454	1,585,990
		3,370,139
Brazil — 0.3%
Yara International ASA	58,488	2,492,605
Cambodia — 0.0% ^
NagaCorp Ltd. *	128,000	119,377
Chile — 0.3%
Antofagasta plc	150,192	2,137,035
China — 1.5%
Chow Tai Fook Jewellery Group Ltd.	227,000	448,951
Lenovo Group Ltd.	3,254,000	3,155,713
SITC International Holdings Co. Ltd.	187,000	636,722
Tingyi Cayman Islands Holding Corp.	1,208,000	1,988,595
Uni-President China Holdings Ltd.	1,123,000	1,027,278
Want Want China Holdings Ltd.	2,478,000	2,016,696
Wilmar International Ltd.	533,400	1,554,278
		10,828,233
Denmark — 0.6%
Carlsberg A/S, Class B	11,046	1,428,711
DSV A/S	590	99,416
Novo Nordisk A/S, Class B	27,554	3,209,321
		4,737,448
Finland — 1.5%
Elisa OYJ	47,198	2,610,292
Fortum OYJ	127,098	1,426,586
Kesko OYJ, Class B	101,624	2,513,484
Orion OYJ, Class B	14,759	704,558
Stora Enso OYJ, Class R	124,806	1,930,211
UPM-Kymmene OYJ	57,152	1,811,134
Valmet OYJ	16,660	463,604
		11,459,869
France — 3.7%
Air Liquide SA	4,795	659,228
Arkema SA	21,171	2,005,648
Atos SE *	25,595	315,548
Capgemini SE	16,038	3,059,040
Carrefour SA	120,718	2,057,284

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Covivio, REIT	10,766	680,881
Eiffage SA	27,617	2,591,553
EssilorLuxottica SA	2,415	378,630
Gecina SA, REIT	22,728	2,330,316
Klepierre SA, REIT *	75,740	1,682,947
Orange SA	137,324	1,403,238
Pernod Ricard SA	15,413	3,027,799
Publicis Groupe SA	32,220	1,714,600
TotalEnergies SE	43,530	2,223,398
Unibail-Rodamco-Westfield, REIT *	8,173	464,102
Vinci SA	23,191	2,223,061
Vivendi SE	91,871	872,162
		27,689,435
Germany — 2.5%
Aroundtown SA	113,300	363,357
Bayerische Motoren Werke AG	11,897	972,145
Covestro AG (a)	14,460	487,669
Daimler AG	42,852	2,527,155
Daimler Truck Holding AG *	24,234	662,193
Deutsche Telekom AG (Registered)	150,679	2,862,749
Deutsche Wohnen SE	1,970	48,711
E.ON SE	48,978	440,269
Evonik Industries AG	29,074	620,140
Fresenius Medical Care AG & Co. KGaA	35,321	1,309,474
Hannover Rueck SE	3,504	497,032
Hella GmbH & Co. KGaA	7,083	496,722
Infineon Technologies AG	10,775	295,499
LEG Immobilien SE	13,952	1,267,474
Merck KGaA	8,870	1,689,387
SAP SE	21,079	1,966,096
Telefonica Deutschland Holding AG	601,738	1,599,800
Uniper SE (b)	45,470	303,803
		18,409,675
Hong Kong — 3.3%
ASMPT Ltd.	104,300	831,024
CK Asset Holdings Ltd.	373,000	2,640,740
CK Infrastructure Holdings Ltd.	441,500	2,768,547
CLP Holdings Ltd.	312,500	2,649,866
Hong Kong & China Gas Co. Ltd.	717,393	757,662
Hutchison Port Holdings Trust	2,905,800	684,286
Link, REIT	221,100	1,851,564
MTR Corp. Ltd.	215,500	1,141,182
New World Development Co. Ltd.	118,750	397,088
PCCW Ltd.	3,743,000	2,003,283
Power Assets Holdings Ltd.	462,500	3,028,333
Sun Hung Kai Properties Ltd.	175,500	2,094,968
WH Group Ltd. (a)	2,353,500	1,782,394

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
Xinyi Glass Holdings Ltd.	911,000	1,796,796
Yue Yuen Industrial Holdings Ltd.	357,000	474,793
		24,902,526
Indonesia — 0.1%
First Pacific Co. Ltd.	438,000	174,780
Golden Agri-Resources Ltd.	4,948,400	931,734
		1,106,514
Ireland — 0.5%
CRH plc	45,718	1,754,390
Flutter Entertainment plc *	8,563	860,715
Smurfit Kappa Group plc	24,247	878,891
		3,493,996
Italy — 1.7%
A2A SpA	347,645	448,080
Assicurazioni Generali SpA	46,379	693,350
Banca Mediolanum SpA	66,990	443,635
Coca-Cola HBC AG	108,897	2,680,132
Davide Campari-Milano NV	87,270	968,860
Eni SpA	4,384	52,698
Italgas SpA	366,381	2,095,991
Poste Italiane SpA (a)	170,658	1,433,582
Recordati Industria Chimica e Farmaceutica SpA	31,258	1,386,271
Snam SpA	296,827	1,489,341
Telecom Italia SpA *	492,919	109,359
Terna - Rete Elettrica Nazionale	123,647	946,618
		12,747,917
Japan — 31.6%
Activia Properties, Inc., REIT	212	664,721
Advance Residence Investment Corp., REIT	247	680,583
Advantest Corp.	5,700	339,019
Aeon Mall Co. Ltd.	23,000	293,464
AEON REIT Investment Corp., REIT	501	587,619
AGC, Inc.	26,500	966,011
Ajinomoto Co., Inc.	122,100	3,213,181
Alfresa Holdings Corp.	81,900	1,093,029
Anritsu Corp.	166,900	2,039,945
Aozora Bank Ltd.	28,900	604,138
Asahi Group Holdings Ltd.	55,200	1,919,102
Astellas Pharma, Inc.	199,500	3,124,448
Brother Industries Ltd.	39,400	738,019
Canon Marketing Japan, Inc.	56,700	1,331,543
Canon, Inc.	52,300	1,237,304
Capcom Co. Ltd.	78,500	2,182,106
Casio Computer Co. Ltd.	37,900	370,736
Chubu Electric Power Co., Inc.	310,400	3,311,167
Chugai Pharmaceutical Co. Ltd.	72,100	2,025,491

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
COMSYS Holdings Corp.	96,900	1,946,745
Cosmo Energy Holdings Co. Ltd.	94,900	2,878,353
Cosmos Pharmaceutical Corp.	10,700	1,150,383
CyberAgent, Inc.	152,200	1,518,714
Dai Nippon Printing Co. Ltd.	46,400	1,023,925
Daito Trust Construction Co. Ltd.	35,500	3,365,492
Daiwa House REIT Investment Corp., REIT	705	1,696,791
Daiwa Securities Group, Inc.	516,200	2,382,896
Denka Co. Ltd.	12,000	311,143
DIC Corp.	47,700	882,137
Electric Power Development Co. Ltd.	172,100	2,903,796
ENEOS Holdings, Inc.	356,700	1,379,860
Fuji Media Holdings, Inc.	17,800	154,937
FUJIFILM Holdings Corp.	43,200	2,467,672
Fujitsu Ltd.	19,200	2,573,997
Fukuoka Financial Group, Inc.	21,900	388,172
H.U. Group Holdings, Inc.	67,000	1,605,648
Hachijuni Bank Ltd. (The)	128,800	479,502
Hikari Tsushin, Inc.	10,000	1,101,882
Hoya Corp.	20,700	2,073,967
Idemitsu Kosan Co. Ltd.	75,937	1,974,727
Iida Group Holdings Co. Ltd.	61,400	1,005,267
Industrial & Infrastructure Fund Investment Corp., REIT	283	393,487
Inpex Corp.	252,000	2,888,369
ITOCHU Corp.	86,100	2,506,342
Itochu Techno-Solutions Corp.	24,200	648,553
Iwatani Corp.	35,500	1,488,044
Japan Metropolitan Fund Invest, REIT	1,786	1,455,396
Japan Post Holdings Co. Ltd.	277,200	1,995,795
Japan Post Insurance Co. Ltd.	128,100	2,071,102
Japan Real Estate Investment Corp., REIT	105	507,041
Japan Tobacco, Inc.	169,700	3,047,068
Kajima Corp.	83,200	949,786
Kaken Pharmaceutical Co. Ltd.	15,400	449,643
Kaneka Corp.	9,000	243,856
Kansai Electric Power Co., Inc. (The)	321,900	3,263,658
Kawasaki Kisen Kaisha Ltd.	15,900	1,172,460
KDDI Corp.	90,300	2,895,230
Kikkoman Corp.	24,600	1,458,651
Kinden Corp.	56,100	662,333
Kirin Holdings Co. Ltd. (b)	54,200	891,501
K's Holdings Corp.	176,700	1,784,257
Kyowa Kirin Co. Ltd.	110,500	2,605,063
Kyushu Electric Power Co., Inc.	296,000	1,934,818
Lawson, Inc.	49,400	1,751,797
Lintec Corp.	49,900	877,271
Mani, Inc.	23,300	275,909
Marubeni Corp.	281,300	2,616,729

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Matsui Securities Co. Ltd.	61,000	368,649
MatsukiyoCocokara & Co.	27,200	1,026,956
Mebuki Financial Group, Inc.	171,400	345,807
Medipal Holdings Corp.	102,400	1,544,950
MEIJI Holdings Co. Ltd.	63,600	3,320,558
Mitsubishi Chemical Group Corp.	243,600	1,369,891
Mitsubishi Corp.	31,500	936,157
Mitsubishi Estate Co. Ltd.	17,800	264,359
Mitsubishi Gas Chemical Co., Inc.	48,100	699,164
Mitsubishi HC Capital, Inc.	379,200	1,837,566
Mitsubishi UFJ Financial Group, Inc.	235,000	1,324,106
Mitsui & Co. Ltd.	123,900	2,733,516
Mitsui Chemicals, Inc.	24,300	511,861
Mitsui Fudosan Co. Ltd.	86,900	1,942,166
Mitsui Fudosan Logistics Park, Inc., REIT	111	435,956
Mitsui Mining & Smelting Co. Ltd.	31,400	751,979
Morinaga Milk Industry Co. Ltd.	15,500	571,530
MS&AD Insurance Group Holdings, Inc.	34,100	1,105,909
NH Foods Ltd.	29,000	878,604
Nifco, Inc.	9,000	218,415
Nintendo Co. Ltd.	5,800	2,593,606
Nippon Electric Glass Co. Ltd.	70,900	1,411,611
NIPPON EXPRESS HOLDINGS, Inc.	2,400	143,413
Nippon Shinyaku Co. Ltd.	16,900	1,045,969
Nippon Shokubai Co. Ltd.	10,300	403,153
Nippon Steel Corp.	181,000	2,693,323
Nippon Telegraph & Telephone Corp.	103,700	2,962,224
Nippon Yusen KK	28,000	2,199,437
Nisshin Seifun Group, Inc.	43,900	540,385
Nissin Foods Holdings Co. Ltd.	23,800	1,723,742
Nitto Denko Corp.	37,400	2,408,384
NOF Corp.	15,600	617,245
Nomura Holdings, Inc.	108,400	413,602
Nomura Real Estate Holdings, Inc.	98,700	2,394,401
Nomura Research Institute Ltd.	78,100	2,346,461
Obayashi Corp.	109,400	804,576
Ono Pharmaceutical Co. Ltd.	103,500	2,910,308
Open House Group Co. Ltd.	71,000	3,097,393
ORIX Corp.	155,500	2,771,294
Osaka Gas Co. Ltd.	167,100	3,004,141
Otsuka Holdings Co. Ltd.	48,500	1,732,564
Resona Holdings, Inc.	462,600	1,797,779
Rinnai Corp.	5,200	395,348
Sankyo Co. Ltd.	29,000	912,067
Sapporo Holdings Ltd.	18,100	405,298
Sawai Group Holdings Co. Ltd.	26,300	853,175
SBI Holdings, Inc.	67,800	1,375,489
SCREEN Holdings Co. Ltd.	33,700	2,438,845

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
SCSK Corp.	46,800	824,160
Sekisui Chemical Co. Ltd.	53,000	745,682
Sekisui House Ltd. (b)	84,500	1,496,613
Sekisui House Reit, Inc., REIT	640	400,887
Shimamura Co. Ltd.	8,300	795,916
Shionogi & Co. Ltd.	45,400	2,328,633
Ship Healthcare Holdings, Inc.	20,900	399,420
Skylark Holdings Co. Ltd.	64,200	766,004
SoftBank Corp.	239,800	2,772,629
SoftBank Group Corp.	57,500	2,415,391
Sojitz Corp.	144,320	2,193,171
Sony Group Corp.	28,200	2,392,148
Sugi Holdings Co. Ltd.	29,300	1,321,838
Sumitomo Chemical Co. Ltd.	698,100	2,743,486
Sumitomo Mitsui Financial Group, Inc.	57,700	1,810,170
Sumitomo Pharma Co. Ltd.	155,300	1,216,227
Suntory Beverage & Food Ltd.	56,300	2,221,456
Suzuken Co. Ltd.	21,300	588,710
Taisho Pharmaceutical Holdings Co. Ltd.	8,800	350,397
Takeda Pharmaceutical Co. Ltd.	84,800	2,488,050
Teijin Ltd.	80,400	851,914
TIS, Inc.	5,800	164,454
Toho Gas Co. Ltd.	27,400	659,623
Tohoku Electric Power Co., Inc.	367,000	2,031,922
Tokyo Electric Power Co. Holdings, Inc. *	776,500	3,055,813
Tokyo Electron Ltd.	6,400	2,202,839
Tokyo Gas Co. Ltd.	158,500	3,113,086
Tokyo Tatemono Co. Ltd.	93,000	1,369,637
Tosoh Corp.	99,300	1,294,396
Toyo Suisan Kaisha Ltd.	62,900	2,672,489
Toyota Boshoku Corp.	26,800	396,302
Toyota Industries Corp.	29,000	1,765,795
Trend Micro, Inc.	10,300	598,576
Tsumura & Co.	58,000	1,360,845
UBE Corp.	80,400	1,258,860
Unicharm Corp.	66,600	2,412,401
United Urban Investment Corp., REIT	220	239,823
USS Co. Ltd.	57,700	1,132,220
Welcia Holdings Co. Ltd.	9,200	205,481
Yakult Honsha Co. Ltd.	25,500	1,552,937
Yamada Holdings Co. Ltd.	423,900	1,530,442
Yamaguchi Financial Group, Inc.	8,000	45,287
Yamaha Motor Co. Ltd.	115,500	2,231,129
Yokohama Rubber Co. Ltd. (The)	67,800	993,095
Zeon Corp.	61,700	626,514
		235,441,991

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Jordan — 0.3%
Hikma Pharmaceuticals plc	110,839	2,342,806
Luxembourg — 0.1%
RTL Group SA	25,802	1,013,537
Mexico — 0.1%
Fresnillo plc	106,145	954,156
Netherlands — 3.0%
ASML Holding NV	2,631	1,512,189
ASR Nederland NV	41,441	1,732,129
BE Semiconductor Industries NV	16,565	889,238
Heineken Holding NV	27,282	2,155,791
Koninklijke Ahold Delhaize NV	99,818	2,748,861
Koninklijke DSM NV	8,263	1,323,313
Koninklijke KPN NV (b)	853,375	2,815,278
Koninklijke Philips NV	14,043	290,638
NN Group NV	63,501	2,979,622
Shell plc	107,117	2,857,488
Universal Music Group NV	4,210	95,300
Wolters Kluwer NV	26,580	2,886,650
		22,286,497
New Zealand — 0.6%
Fisher & Paykel Healthcare Corp. Ltd.	146,220	1,955,347
Spark New Zealand Ltd.	797,897	2,565,700
		4,521,047
Norway — 1.1%
Aker BP ASA	14,842	515,705
Equinor ASA	83,946	3,232,250
Mowi ASA	41,777	964,008
Norsk Hydro ASA	116,574	789,816
Orkla ASA	144,088	1,243,808
Salmar ASA	8,294	594,089
Telenor ASA	74,776	908,091
		8,247,767
Portugal — 0.3%
Jeronimo Martins SGPS SA	98,168	2,272,290
Russia — 0.0% ^
Evraz plc ‡	393,430	19,615
Singapore — 2.3%
Ascendas, REIT	624,542	1,344,301
CapitaLand Integrated Commercial Trust, REIT	817,408	1,291,277
ComfortDelGro Corp. Ltd.	454,100	467,201
DBS Group Holdings Ltd.	109,700	2,503,173
Keppel Corp. Ltd.	435,200	2,174,340
Mapletree Commercial Trust, REIT	806,500	1,110,932
Sembcorp Industries Ltd.	1,454,500	3,068,827
Singapore Telecommunications Ltd.	835,000	1,579,047

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Singapore — continued
Suntec, REIT	1,205,100	1,407,543
Venture Corp. Ltd.	189,000	2,407,903
		17,354,544
South Africa — 0.3%
Anglo American plc	64,531	2,332,465
South Korea — 6.8%
CJ CheilJedang Corp.	3,301	994,968
Daewoo Engineering & Construction Co. Ltd. *	112,721	456,655
DL Holdings Co. Ltd.	10,363	519,332
E-MART, Inc.	5,688	495,708
F&F Co. Ltd.	7,165	827,038
GS Engineering & Construction Corp.	63,068	1,449,891
GS Holdings Corp.	5,232	167,709
GS Retail Co. Ltd.	37,100	702,408
Hana Financial Group, Inc.	77,218	2,212,797
Hanwha Corp.	18,960	403,112
Hanwha Life Insurance Co. Ltd. *	234,911	417,477
Hite Jinro Co. Ltd.	28,181	656,964
Hyundai Department Store Co. Ltd.	3,810	195,700
Hyundai Mobis Co. Ltd.	5,393	949,207
Industrial Bank of Korea	178,415	1,291,246
Kakao Corp.	26,048	1,504,176
KB Financial Group, Inc.	64,580	2,401,855
Kia Corp.	43,260	2,708,396
Korea Electric Power Corp. *	78,188	1,346,625
Korea Gas Corp.	53,179	1,524,489
Korea Investment Holdings Co. Ltd.	13,239	644,191
Korean Air Lines Co. Ltd. *	46,936	917,091
KT&G Corp.	45,724	2,881,941
LG Corp.	37,369	2,332,414
LG Innotek Co. Ltd.	6,166	1,728,821
LG Uplus Corp.	120,420	1,160,379
Mirae Asset Securities Co. Ltd.	64,349	327,013
NAVER Corp.	8,652	1,730,758
NH Investment & Securities Co. Ltd.	70,406	539,741
NongShim Co. Ltd.	430	92,550
Orion Corp.	10,533	815,427
POSCO Holdings, Inc.	8,664	1,618,071
Samsung Electronics Co. Ltd.	52,744	2,496,646
Samsung Engineering Co. Ltd. *	42,887	649,157
Samsung Securities Co. Ltd.	37,958	1,023,842
SK Hynix, Inc.	27,376	2,069,539
SK Square Co. Ltd. *	25,306	833,274
SK Telecom Co. Ltd.	52,860	2,181,820
S-Oil Corp.	694	49,465

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Woori Financial Group, Inc.	263,413	2,417,258
Yuhan Corp.	60,699	2,702,316
		50,437,467
Spain — 1.9%
Acciona SA	10,446	2,149,479
Enagas SA	103,139	2,035,827
Endesa SA	140,532	2,575,872
Iberdrola SA	266,986	2,851,005
Merlin Properties Socimi SA, REIT	39,006	418,371
Naturgy Energy Group SA	102,636	3,010,529
Red Electrica Corp. SA	56,999	1,120,623
		14,161,706
Sweden — 3.8%
Boliden AB	67,337	2,250,327
Castellum AB (b)	131,012	2,100,389
Fastighets AB Balder, Class B *	162,957	1,040,982
Getinge AB, Class B	38,025	858,069
H & M Hennes & Mauritz AB, Class B (b)	169,586	2,169,775
Hexagon AB, Class B	231,521	2,726,054
Husqvarna AB, Class B	460	3,666
Investor AB, Class B	164,728	3,074,108
Kinnevik AB, Class B *	12,279	221,168
Sagax AB, Class B	42,631	1,098,691
Samhallsbyggnadsbolaget i Norden AB (b)	112,496	208,732
Securitas AB, Class B (b)	182,671	1,847,227
Skanska AB, Class B	80,612	1,375,237
Swedish Match AB	299,037	3,130,476
Tele2 AB, Class B	156,975	1,793,226
Telia Co. AB	716,182	2,645,826
Trelleborg AB, Class B	70,176	1,724,263
		28,268,216
Switzerland — 1.7%
EMS-Chemie Holding AG (Registered)	421	334,310
Kuehne + Nagel International AG (Registered)	3,800	1,023,421
Logitech International SA (Registered) (b)	27,861	1,567,521
Novartis AG (Registered)	31,164	2,677,912
Sonova Holding AG (Registered)	8,871	3,195,174
Swiss Prime Site AG (Registered)	8,033	731,514
Swisscom AG (Registered)	5,222	2,823,210
		12,353,062
United Kingdom — 16.3%
3i Group plc	199,846	3,105,158
abrdn plc	473,694	960,378
Admiral Group plc	91,408	2,136,351
Ashtead Group plc	2,659	149,674
Associated British Foods plc	113,193	2,312,010

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
AstraZeneca plc	24,171	3,179,485
Auto Trader Group plc (a)	377,071	2,907,035
AVEVA Group plc	75,940	2,196,983
Aviva plc	407,401	1,972,973
B&M European Value Retail SA	337,099	1,745,449
BAE Systems plc	317,559	2,984,656
Barratt Developments plc	63,234	387,732
Bellway plc	15,645	467,536
Berkeley Group Holdings plc *	32,865	1,703,180
BP plc	292,718	1,432,639
British American Tobacco plc	70,616	2,766,993
British Land Co. plc (The), REIT	300,292	1,805,579
BT Group plc	1,319,561	2,605,242
Bunzl plc	25,415	953,842
Centrica plc *	3,070,270	3,289,791
CK Hutchison Holdings Ltd.	108,542	719,989
ConvaTec Group plc (a)	950,427	2,650,255
Croda International plc	27,916	2,552,919
Dechra Pharmaceuticals plc	35,979	1,619,151
Deliveroo plc * (a)	427,119	471,460
Derwent London plc, REIT	58,997	2,059,711
Diageo plc	68,964	3,266,953
Direct Line Insurance Group plc	596,940	1,498,051
Haleon plc *	146,331	519,993
Halma plc	52,801	1,487,028
HSBC Holdings plc	244,422	1,531,049
IMI plc	92,807	1,515,448
Imperial Brands plc	138,251	3,035,485
InterContinental Hotels Group plc	19,443	1,152,486
Intertek Group plc	21,271	1,136,833
J Sainsbury plc	816,334	2,202,120
Land Securities Group plc, REIT	243,333	2,174,432
Legal & General Group plc	968,774	3,093,799
M&G plc	359,255	936,472
National Grid plc	68,843	947,941
Next plc	30,414	2,532,021
Pearson plc	315,054	2,915,906
Pennon Group plc	103,144	1,262,530
Persimmon plc	45,542	1,050,482
Phoenix Group Holdings plc	189,792	1,495,300
Reckitt Benckiser Group plc	37,991	3,081,632
Rentokil Initial plc	113,364	748,539
Rightmove plc	233,578	1,826,061
Sage Group plc (The)	283,905	2,446,728
Segro plc, REIT	201,065	2,689,846
Severn Trent plc	53,001	1,905,483
Smith & Nephew plc	76,835	985,114
Smiths Group plc	103,210	1,947,801

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Spirax-Sarco Engineering plc	14,375	2,097,442
SSE plc	140,720	3,039,327
St. James's Place plc	62,808	943,444
Tate & Lyle plc	252,361	2,472,221
Taylor Wimpey plc	237,754	370,059
Tesco plc	902,195	2,893,463
Unilever plc	17,786	866,554
Unilever plc	49,733	2,422,142
United Utilities Group plc	233,963	3,108,559
Vodafone Group plc	1,613,835	2,378,242
WPP plc	226,647	2,446,064
		121,559,221
United States — 1.7%
Avast plc (a)	386,879	2,190,807
Ferguson plc	22,776	2,865,193
GSK plc	117,064	2,459,539
Roche Holding AG	8,548	2,837,975
Schneider Electric SE	7,695	1,064,249
Sims Ltd.	87,841	913,458
		12,331,221
Total Common Stocks (Cost $798,500,838)		741,310,270
Short-Term Investments — 1.4%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 2.18% (c) (d)(Cost $1,311,969)	1,311,768	1,312,030
Investment of Cash Collateral from Securities Loaned — 1.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (c) (d)	6,259,125	6,255,995
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (c) (d)	3,161,541	3,161,541
Total Investment of Cash Collateral from Securities Loaned (Cost $9,416,911)		9,417,536
Total Short-Term Investments (Cost $10,728,880)		10,729,566
Total Investments — 100.8% (Cost $809,229,718)		752,039,836
Liabilities in Excess of Other Assets — (0.8)%		(6,330,629)
NET ASSETS — 100.0%		745,709,207

Percentages indicated are based on net assets.

Abbreviations
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $9,183,458.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2022.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	6.3%
Electric Utilities	5.3
Equity Real Estate Investment Trusts (REITs)	4.9
Diversified Telecommunication Services	4.6
Food Products	4.6
Oil, Gas & Consumable Fuels	4.2
Metals & Mining	4.1
Food & Staples Retailing	4.0
Chemicals	3.5
Insurance	3.1
Real Estate Management & Development	2.9
Gas Utilities	2.7
Beverages	2.6
Banks	2.6
Health Care Equipment & Supplies	2.0
Trading Companies & Distributors	2.0
Tobacco	2.0
Wireless Telecommunication Services	1.9
Construction & Engineering	1.8
Household Durables	1.8
Electronic Equipment, Instruments & Components	1.7
Capital Markets	1.7
Health Care Providers & Services	1.6
Technology Hardware, Storage & Peripherals	1.6
Semiconductors & Semiconductor Equipment	1.5
Multi-Utilities	1.5
Software	1.5
Specialty Retail	1.5
Media	1.4
Diversified Financial Services	1.4
IT Services	1.3
Multiline Retail	1.1
Automobiles	1.1
Machinery	1.1
Interactive Media & Services	1.1
Industrial Conglomerates	1.0
Others (each less than 1.0%)	9.6
Short-Term Investments	1.4

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	38	09/16/2022	USD	3,711,270	215,911

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$2,073,740	$76,057,509	$—	$78,131,249
Austria	—	3,786,644	—	3,786,644
Belgium	174,817	3,195,322	—	3,370,139
Brazil	—	2,492,605	—	2,492,605
Cambodia	—	119,377	—	119,377
Chile	—	2,137,035	—	2,137,035
China	—	10,828,233	—	10,828,233
Denmark	—	4,737,448	—	4,737,448
Finland	—	11,459,869	—	11,459,869
France	—	27,689,435	—	27,689,435
Germany	—	18,409,675	—	18,409,675

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hong Kong	$—	$24,902,526	$—	$24,902,526
Indonesia	—	1,106,514	—	1,106,514
Ireland	—	3,493,996	—	3,493,996
Italy	—	12,747,917	—	12,747,917
Japan	—	235,441,991	—	235,441,991
Jordan	—	2,342,806	—	2,342,806
Luxembourg	—	1,013,537	—	1,013,537
Mexico	—	954,156	—	954,156
Netherlands	—	22,286,497	—	22,286,497
New Zealand	—	4,521,047	—	4,521,047
Norway	—	8,247,767	—	8,247,767
Portugal	—	2,272,290	—	2,272,290
Russia	—	—	19,615	19,615
Singapore	—	17,354,544	—	17,354,544
South Africa	—	2,332,465	—	2,332,465
South Korea	—	50,437,467	—	50,437,467
Spain	—	14,161,706	—	14,161,706
Sweden	—	28,268,216	—	28,268,216
Switzerland	—	12,353,062	—	12,353,062
United Kingdom	991,453	120,567,768	—	121,559,221
United States	2,190,807	10,140,414	—	12,331,221
Total Common Stocks	5,430,817	735,859,838	19,615	741,310,270
Short-Term Investments
Investment Companies	1,312,030	—	—	1,312,030
Investment of Cash Collateral from Securities Loaned	9,417,536	—	—	9,417,536
Total Short-Term Investments	10,729,566	—	—	10,729,566
Total Investments in Securities	$16,160,383	$735,859,838	$19,615	$752,039,836
Appreciation in Other Financial Instruments
Futures Contracts	$215,911	$—	$—	$215,911
There were no significant transfers into or out of level 3 for the period ended July 31, 2022.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.18% (a) (b)	$332,532	$69,978,616	$68,998,187	$(992)	$61	$1,312,030	1,311,768	$8,983	$42

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (a) (b)	$6,757,673	$40,500,000	$41,000,000	$(2,303)	$625	$6,255,995	6,259,125	$23,152	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	1,350,975	68,619,128	66,808,562	—	—	3,161,541	3,161,541	13,441	—
Total	$8,441,180	$179,097,744	$176,806,749	$(3,295)	$686	$10,729,566		$45,576	$42

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.